11. Recoverable taxes (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Taxes payable [absract]
PIS and COFINS	R$ 49,518	R$ 91,066
Related to credits offset	R$ 17,300	R$ 99,605